Document And Entity Information (USD $) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010	Feb. 23, 2011	Jun. 30, 2010
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Trading Symbol	AES
Entity Registrant Name	AES CORP
Entity Central Index Key	0000874761
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		788,253,071
Entity current reporting status	Yes
Entity voluntary filers	No
Entity public float			$ 7,350
Entity Well Known Seasoned Issuer	Yes